Average Annual Total Returns - Investor A, Institutional - iShares Russell Mid-Cap Index Fund	Nov. 27, 2020
Russell Midcap® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	30.54%
Since Inception	9.24%
Institutional Shares
Average Annual Return:
1 Year	30.29%
Since Inception	9.21%
Inception Date	May 13, 2015
Investor A Shares
Average Annual Return:
1 Year	29.98%
Since Inception	8.95%
Inception Date	May 13, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	28.72%
Since Inception	7.14%
Inception Date	May 13, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.41%
Since Inception	6.55%
Inception Date	May 13, 2015